Information about financial instruments - Schedule of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying amount
Total financial assets	$ 24,976	$ 36,474	$ 25,844
Total current	24,221	35,832	25,178
Total non-current	755	642	666
Fair value
Total financial assets	24,976	36,474	25,844
Total current	24,221	35,832	25,178
Total non-current	755	642	666
Carrying amount
Total financial liabilities	43,574	47,716	39,151
Total current	21,935	26,431	22,112
Total non-current	21,639	21,285	17,039
Fair value
Total financial liabilities	42,820	47,493	39,151
Total current	21,935	26,431	22,112
Total non-current	20,885	21,062	17,039
Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets	3,295
Fair value
Total financial assets	3,295	20,547	8,681
Interest-bearing loans and borrowings | Finance lease liability
Carrying amount
Total financial liabilities	0	0	12
Fair value
Total financial liabilities	0	0	12
Interest-bearing loans and borrowings | Interest-bearing receivables financing
Carrying amount
Total financial liabilities	7,413	7,712	6,472
Fair value
Total financial liabilities	7,413	7,712	6,472
Interest-bearing loans and borrowings | Convertible debt and accrued expenses
Carrying amount
Total financial liabilities	17,063	16,338	8,984
Fair value
Total financial liabilities	16,309	16,115	8,984
Interest-bearing loans and borrowings | Government loans
Carrying amount
Total financial liabilities	2,071	1,852	1,851
Fair value
Total financial liabilities	2,071	1,852	1,851
Interest-bearing loans and borrowings | Research project financing
Carrying amount
Total financial liabilities	4,004	3,306	2,947
Fair value
Total financial liabilities	4,004	3,306	2,947
Trade and other payables (current and non current) | Trade and other payables (current and non current)
Carrying amount
Total financial liabilities	13,023	18,358	12,755
Fair value
Total financial liabilities	13,023	18,358	12,755
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Carrying amount
Total financial liabilities	0	150	39
Fair value
Total financial liabilities	0	150	39
Financial instruments at fair value through profit and loss | Convertible debt embedded derivative
Carrying amount
Total financial liabilities	0	0	6,091
Fair value
Total financial liabilities	0	0	6,091
Trade and other receivables | Trade receivables
Carrying amount
Total financial assets	20,926	15,285	16,497
Fair value
Total financial assets	20,926	15,285	16,497
Loans and other receivables | Deposits
Carrying amount
Total financial assets	402	332	345
Fair value
Total financial assets	402	332	345
Available for sale instruments | Long-term investments
Carrying amount
Total financial assets	353	310	321
Fair value
Total financial assets	$ 353	310	321
Cash, cash equivalents and short-term investments | Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets		$ 20,547	$ 8,681